Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Cash and due from banks	$ 1,241,586	$ 1,253,052
Securities, net	1,023,632	831,913
Loans, net	6,760,434	5,713,022
Customers' liabilities under acceptances	163,345	201,515
Derivative financial instruments - assets	68,159	10,805
Equipment and leasehold improvements, net	17,282	17,779
Intangibles, net	2,104	1,595
Other assets	7,368	8,430
Total assets	9,283,910	8,038,111
Liabilities:
Demand deposits	233,757	362,356
Time deposits	2,956,959	2,673,872
Demand and time deposits excluding interest payable	3,190,716	3,036,228
Interest payable	14,670	1,229
Total deposits	3,205,386	3,037,457
Securities sold under repurchase agreements	300,498	427,497
Borrowings and debt, net	4,416,511	3,304,178
Interest payable	47,878	11,322
Lease liabilities	16,745	17,733
Acceptances outstanding	163,345	201,515
Derivative financial instruments - liabilities	33,761	28,455
Allowance for losses on loan commitments and financial guarantee contract	3,628	3,803
Other liabilities	26,811	14,361
Total liabilities	8,214,563	7,046,321
Equity:
Common stock	279,980	279,980
Treasury stock	(114,097)	(115,799)
Additional paid-in capital in excess of value assigned to common stock	120,498	120,043
Capital reserves	95,210	95,210
Regulatory reserves	136,019	136,019
Retained earnings	543,612	487,885
Other comprehensive income (loss)	8,125	(11,548)
Total equity	1,069,347	991,790
Total liabilities and equity	$ 9,283,910	$ 8,038,111